Property and Equipment - Additional Information (Detail) ¥ in Millions	12 Months Ended
Dec. 31, 2019 JPY (¥)
Disclosure of detailed information about property, plant and equipment [line items]
Additions of Property Plant Equipment	¥ 0
Increase Decrease Loss From Operating Activities	¥ 1,268